Expense Example, No Redemption - BLACKROCK NATURAL RESOURCES TRUST - Investor C Shares	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 191
Expense Example, No Redemption, 3 Years	591
Expense Example, No Redemption, 5 Years	1,016
Expense Example, No Redemption, 10 Years	$ 2,013